Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2012 and 2011.

	Three Months Ended
2012:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,691	$4,630	$4,548	$4,593
Total interest expense	1,032	994	952	883

Net interest income	3,659	3,636	3,596	3,710

Provision for loan losses	333	168	268	359
Other income	740	677	723	797
Gain on sale of securities - net	––	––	––	––
General, administrative and other expense	3,234	3,180	3,482	3,570

Income before income taxes	832	965	569	578
Federal income taxes	71	234	118	123

Net income	$761	$731	$451	$455

Earnings per share
Basic	$0.15	$0.15	$0.09	$0.10

Diluted	$0.15	$0.15	$0.09	$0.09

	Three Months Ended
2011:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,038	$5,212	$5,071	$4,890
Total interest expense	1,256	1,220	1,141	1,090

Net interest income	3,782	3,992	3,930	3,800

Provision for loan losses	648	494	401	425
Other income	694	895	832	721
Gain on sale of securities - net	370	––	––	––
General, administrative and other expense	3,294	3,473	3,300	3,036

Income before income taxes	904	920	1,061	1,060
Federal income taxes	166	168	260	260

Net income	$738	$752	$801	$800

Earnings per share
Basic	$0.15	$0.15	$0.16	$0.17

Diluted	$0.15	$0.15	$0.16	$0.16